Income and Other Taxes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income and Other Taxes Payable [Abstract]
Recognized a tax provision	$ 338,320	$ 338,320